Fair Value Measurement on a Nonrecurring Basis (Details Textuals) (Level 3 [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Level 3 [Member]
Fair Value Measurement on a Nonrecurring Basis (Textuals) [Abstract]
Impairment losses related to long lived assets	¥ 23,735	¥ 53,304
Carrying values of impaired long lived assets before impairments	27,513	58,598
Fair values of impaired long-lived assets after impairments	¥ 3,778	¥ 5,294